Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 5,860,702	$ 823,884	¥ 7,915,278